Income Taxes (Tables)	12 Months Ended
Dec. 31, 2023
Income Taxes
Summary of income taxes

	Thousands of Yen	Thousands of Yen	Thousands of Yen
	2023	2022	2021
	Total	Total	Total
Income (loss) before income taxes	¥20,622	¥179,774	¥(414,481)
Income taxes
Current	7,209	30,809	24,767
Deferred	(101,636)	―	551,483
Total	¥(94,427)	¥30,809	¥576,250

Reconciliation of the differences between the effective income tax rates

	2023	2022	2021
Statutory tax rate	34.6%	30.6%	30.6%
Increases (reductions) in taxes due to:
Change in valuation allowance	1709.3	(32.7)	(155.9)
Nondeductible expenses	18.8	―	(1.1)
Inhabitant tax-per capita*	35.0	―	(3.9)
Stock-based compensation	―	―	(14.5)
Use of operating loss carryforwards	(1807.5)	―	3.9
Change in statutory tax rate	(448.1)	―	―
Other-net	0.0	19.2	1.9
Effective income tax rate	(457.9)%	17.1%	(139.0)%

*

Inhabitants tax is imposed on resident corporations in Japan. It consists of the corporation tax calculated as a percentage of national corporation tax and the per capita levy determined based on capital and the number of employees. For the year ended December 31, 2021, the impact of inhabitant tax per capita on the effective tax rate decreased due to fluctuation of (loss) income before income taxes.

Temporary differences giving rise to the deferred tax assets and liabilities

	Thousands of Yen
	2023	2022		2021
Deferred tax assets:
Accounts receivable-trade	¥15,234		¥69,203		¥13,485
Provision for bad debt	42,338		16,871		50,551
Goodwill	―		6,351		―
Accrued Vacation	22,624		17,520		―
Asset retirement obligation	119,049		82,506		91,552
Operating lease liability	725,716		591,108		576,867
Operating loss carryforwards	689,210		717,011		716,518
Other	52,553		54,244		69,603
Gross deferred tax assets	1,666,724		1,554,814		1,518,576
Valuation allowance	(662,100)		(712,685)		(771,441)
Total deferred tax assets	1,004,624		842,129		747,135

Deferred tax liabilities:
Property and equipment	(67,454)		(51,925)		(65,590)
Goodwill	(34,070)		―		(15,018)
Intangible assets	(78,137)		(142,789)		(101,025)
Right-of-use asset - operating lease	(722,724)		(558,538)		(558,538)
Acquisition Costs	―		(20,003)		―
Other	(604)		(68,874)		(6,964)
Total deferred tax liabilities	(902,988)		(842,129)		(747,135)
Net deferred tax assets	¥101,636	¥	―	¥	―

Operating loss carryforwards

Operating loss
carryforwards
(Thousands of Yen)
Years ending December 31:
Between 2024 and 2027	¥ ―
Between 2028 and 2031	511,939
2032 and thereafter	1,480,573
Total	¥1,992,512